UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-08359

The Westport Funds
(Exact name of Registrant as specified in charter)

253 Riverside Avenue
Westport, Connecticut 06880
(Address of principal executive offices) (Zip code)

Edmund H. Nicklin, Jr.,
253 Riverside Avenue
Westport, Connecticut 06880
(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 593-7878

Date of fiscal year end: 12/31

Date of reporting period: 9/30/15

FORM N-Q

Item 1. Schedules of Investments.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited)
COMMON STOCKS - 99.4%	Shares	Market Value

Aerospace Products & Services - 3.9%
Precision Castparts Corp.	44,205	$10,154,331

Banks & Thrifts/Financial Services - 1.7%
Banner Corp.	53,580	2,559,516
Yadkin Financial Corp.	91,026	1,956,149
		4,515,665
Business Products & Services - 18.0%
PTC, Inc.(a)	432,804	13,737,199
Synopsys, Inc.(a)	545,192	25,176,967
Zebra Technologies Corp. - Class A(a)	112,500	8,611,875
		47,526,041
Consumer Products & Services - 10.5%
Belmond Ltd. - Class A(a)	227,613	2,301,167
Big Lots, Inc.	459,541	22,021,205
Express, Inc.(a)	191,217	3,417,048
		27,739,420
Health Care Products & Services - 17.3%
Universal Health Services, Inc. - Class B	365,378	45,602,828

Industrial Services - 10.6%
DeVry Education Group Inc.	443,150	12,058,111
United Rentals, Inc.(a)	265,400	15,937,270
		27,995,381
Industrial Specialty Products - 20.2%
FEI Company	199,371	14,562,058
IPG Photonics Corp.(a)	293,749	22,316,111
Rofin-Sinar Technologies, Inc.(a)	150,553	3,903,839
Rogers Corp.(a)	235,953	12,547,981
		53,329,989
Insurance - 15.4%
Arthur J. Gallagher & Company	155,366	6,413,509
Radian Group, Inc.	657,989	10,468,605
Willis Group Holdings plc	578,498	23,701,063
		40,583,177
Oil & Gas Producers - 0.3%
Stone Energy Corp.(a)	163,000	808,480

Security Products & Services - 1.5%
Checkpoint Systems, Inc.	527,434	3,823,896

TOTAL COMMON STOCKS (Cost $100,723,511)		$262,079,208

MONEY MARKETS - 0.9%	Shares	Market Value

Federated U.S. Treasury Cash Reserve Fund	2,445,090	$2,445,090

TOTAL MONEY MARKETS (Cost $2,445,090)		$2,445,090

TOTAL INVESTMENT SECURITIES - 100.3% (Cost $103,168,601)		$264,524,298
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%		(912,758)

NET ASSETS - 100.0%		$263,611,540

(a)	Non-income producing security.

See Notes to Schedules of Investments.

THE WESTPORT FUNDS
WESTPORT FUND
PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited)
COMMON STOCKS - 96.5%	Shares	Market Value

Aerospace Products & Services - 7.9%
Precision Castparts Corp.	133,000	$30,551,430
Rockwell Collins, Inc.	100,000	8,184,000
		38,735,430
Banks & Thrifts/Financial Services - 6.5%
MasterCard, Inc. - Class A	355,000	31,992,600

Broadcasting/Cable TV/Advertising - 6.7%
Interpublic Group of Companies, Inc.	910,857	17,424,694
Time Warner, Inc.	230,000	15,812,500
		33,237,194
Business Products & Services - 19.0%
CACI International, Inc.(a)	35,000	2,588,950
Check Point Software Technologies Ltd.(a)	365,000	28,955,450
PTC, Inc.(a)	650,000	20,631,000
Synopsys, Inc.(a)	572,012	26,415,514
Teradata Corp.(a)	272,840	7,901,447
Zebra Technologies Corp. - Class A(a)	95,000	7,272,250
		93,764,611
Chemicals - 6.7%
Agrium, Inc.	70,700	6,327,650
Air Products & Chemicals, Inc.	110,000	14,033,800
FMC Corp.	380,000	12,885,800
		33,247,250
Consumer Products & Services - 6.8%
Bed Bath & Beyond, Inc.(a)	100,000	5,702,000
Mohawk Industries, Inc.(a)	16,000	2,908,640
Ross Stores, Inc.	460,000	22,296,200
SeaWorld Entertainment, Inc.	155,000	2,760,550
		33,667,390
Health Care Products & Services - 13.7%
CVS Health Corp.	192,090	18,532,843
Gilead Sciences, Inc.	95,000	9,328,050
Universal Health Services, Inc. - Class B	320,013	39,940,823
		67,801,716
Industrial Specialty Products - 7.5%
Amphenol Corp.	402,600	20,516,496
FEI Company	145,000	10,590,800
Nordson Corp.	92,491	5,821,383
		36,928,679
Insurance - 2.6%
Willis Group Holdings plc	310,000	12,700,700

Medical Products & Services - 7.8%
Abbott Laboratories	200,000	8,044,000

Charles River Laboratories International, Inc.(a)	155,000	$9,845,600
Varian Medical Systems, Inc.(a)	277,500	20,473,950
		38,363,550
Oil & Gas Producers - 7.7%
Anadarko Petroleum Corp.	200,000	12,078,000
EOG Resources, Inc.	345,000	25,116,000
Stone Energy Corp.(a)	162,541	806,203
		38,000,203
Transportation - 3.6%
FedEx Corp.	122,500	17,637,550

TOTAL COMMON STOCKS (Cost $271,985,355)		$476,076,873

MONEY MARKETS - 3.7%	Shares	Market Value

Federated U.S. Treasury Cash Reserve Fund	18,493,134	$18,493,134

TOTAL MONEY MARKETS (Cost $18,493,134)		$18,493,134

TOTAL INVESTMENT SECURITIES - 100.2% (Cost $290,478,489)		$494,570,007
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(1,166,997)

NET ASSETS - 100.0%		$493,403,010

(a)	Non-income producing security.

See Notes to Schedules of Investments.

THE WESTPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2015 (Unaudited)

Security Valuation – The Funds’ portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities traded on stock exchanges are valued at the last sale price and securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available, or for which an available market quotation is determined not to be reliable, are valued at their fair value as determined in accordance with the valuation procedures approved by the Board of Trustees.

Security Transactions – Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Federal Tax Information – As of September 30, 2015, The Westport Funds had the following federal tax cost resulting in unrealized appreciation as follows:

	Westport Select Cap Fund	Westport Fund
Gross Unrealized Appreciation	$164,411,190	$212,571,727
Gross Unrealized Depreciation	(3,055,493)	(8,480,209)
Net Unrealized Appreciation	$161,355,697	$204,091,518
Federal Income Tax Cost	$103,168,601	$290,478,489

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. Generally Accepted Accounting Procedures (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

• Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds did not hold any Level 2 or Level 3 securities at September 30, 2015. There were no transfers into and out of any level during the current period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

Westport Select Cap Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$262,079,208	$-	$-	$262,079,208
Money Markets	2,445,090	-	-	2,445,090
Total	$264,524,298	$-	$-	$264,524,298

Westport Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$476,076,873	$-	$-	$476,076,873
Money Markets	18,493,134	-	-	18,493,134
Total	$494,570,007	$-	$-	$494,570,007

*	All sub-categories within common stocks represent Level 1 evaluation status. See Portfolios of Investments for industry categories.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Westport Funds

By:	/s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President

Date:	November 23, 2015

By:	/s/ Terry A. Wettergreen
Terry A. Wettergreen
Treasurer and Chief Financial Officer

Date:	November 23, 2015